Average Annual Total Returns - FidelityAdvisorLeveragedCompanyStockFund-AMCIZPRO - FidelityAdvisorLeveragedCompanyStockFund-AMCIZPRO - Fidelity Advisor Leveraged Company Stock Fund	Sep. 29, 2023
Fidelity Advisor Leveraged Company Stock Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(27.82%)
Past 5 years	4.82%
Past 10 years	8.17%
Fidelity Advisor Leveraged Company Stock Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(29.75%)
Past 5 years	2.81%
Past 10 years	6.04%
Fidelity Advisor Leveraged Company Stock Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(14.90%)
Past 5 years	3.73%
Past 10 years	6.36%
Fidelity Advisor Leveraged Company Stock Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(24.67%)
Past 5 years	5.26%
Past 10 years	8.16%
Fidelity Advisor Leveraged Company Stock Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(26.27%)
Past 5 years	5.06%
Past 10 years	8.16%
Fidelity Advisor Leveraged Company Stock Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(23.21%)
Past 5 years	6.35%
Past 10 years	9.10%
Fidelity Advisor Leveraged Company Stock Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(23.12%)
Past 5 years	6.48%
Since Inception	7.34%	[1]
RS006
Average Annual Return:
Past 1 year	(17.32%)
Past 5 years	7.10%
Past 10 years	10.96%
IXXVV
Average Annual Return:
Past 1 year	(16.72%)
Past 5 years	4.11%
Past 10 years	6.49%

[1]	AFrom August 13, 2013.